General information	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
General information

Note 1 General information
Our unaudited Interim Condensed Consolidated Financial Statements (Condensed Financial Statements) are presented in compliance with International Accounting Standard 34
Interim Financial Reporting
. The Condensed Financial Statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with our audited 2024 Annual Consolidated Financial Statements and the accompanying notes included on pages 148 to 247 in our 2024 Annual Report. Unless otherwise stated, monetary amounts are stated in Canadian dollars. Tabular information is stated in millions of dollars, except as noted. On May 28, 2025, the Board of Directors authorized the Condensed Financial Statements for issue.